Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

22. Share-Based Compensation

Omnibus Incentive Compensation Plan

GasLog has granted to executives, managers and certain employees of the Group, Restricted Stock Units (“RSUs”), Stock Appreciation Rights or Stock Options (collectively, the “SARs”) and Performance Stock Units (“PSUs”) in accordance with its 2013 Omnibus Incentive Compensation Plan (the “Plan”).

Following the consummation of the Transaction, the previously unvested RSUs and PSUs vested; the PSUs vested assuming 100% achievement of performance conditions. In addition, all SARs have been cancelled and replaced by cash consideration.

Fair value

The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since the Group’s initial public offering. The expected dividend was based on management’s expectations of future payments on the grant date.

The fair value of the RSUs and PSUs was determined by using the grant date closing price and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs, SARs and PSUs

The summary of RSUs, SARs and PSUs is presented below:

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2021	643,853	—	—	1.90	4,124
Vested during the year	(642,637)	—	—	—	(4,104)
Forfeited during the year	(1,216)	—	—	—	(20)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—
SARs
Outstanding as of January 1, 2021	2,452,478	14.44	—	5.47	10,523
Cancelled during the year	(2,452,478)	—	—	—	(10,523)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—
PSUs
Outstanding as of January 1, 2021	501,444	—	—	2.25	1,759
Vested during the year	(501,444)	—	—	—	(1,759)
Outstanding as of December 31, 2021	—	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—	—

GasLog Partners has granted to its executives RCUs and PCUs in accordance with the GasLog Partners’ Plan. The RCUs and PCUs will vest three years after the grant dates subject to the recipients’ continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return (“TUR”) achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and will be settled on vesting.

The details of the granted awards are presented in the following table:

			Fair value at
Awards	Number	Grant date	grant date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1,2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14, 2021	$4.09
PCUs	21,663	September 14, 2021	$4.09
RCUs	113,793	April 1, 2022	$5.80

In accordance with the terms of the GasLog Partners’ Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners’ Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

The fair value of the RCUs and PCUs in accordance with the GasLog Partners’ Plan was determined by using the grant date closing price and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs

The summary of RCUs and PCUs is presented below:

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
Granted during the year	113,793	—	660
Vested during the year	(70,620)	—	(317)
Outstanding as of December 31, 2022	247,085	1.49	1,017
PCUs
Outstanding as of January 1, 2021	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674
Vested during the year	(65,044)	—	(189)
Forfeited during the year	(5,576)	—	(128)
Outstanding as of December 31, 2022	133,292	0.84	357

The total expense recognized in respect of share-based compensation for the year ended December 31, 2022 was $760 (December 31, 2021: $3,032 and December 31, 2020: $5,486). The total accrued cash distribution as of December 31, 2022 is $56 (December 31, 2021: $86).